ACCOUNTS RECEIVABLE (Schedule of Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Balance at beginning of year	$ 33,864	$ 52,831	$ 40,144
Additional provision	1,183	43,285	41,350
Write-offs	(18,393)	(56,276)	(30,103)
Foreign currency translation adjustments	(663)	(5,976)	1,440
Balance at end of year	$ 15,991	$ 33,864	$ 52,831